Derivative Instruments and Hedging Activities - Schedule of Fair Values of Outstanding Derivative Instruments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Call Option Contracts [Member]
Schedule of Fair Values of Outstanding Derivative Instruments [Line Items]
Accrued expenses and other current liabilities	$ 50